Pension and Postretirement Benefits - Movements in Projected Benefit Obligation, Fair Value of Plan Assets and Funded Status of Plan (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Actuarial (gain) loss		$ (10,958)	$ 13,223
Curtailment gain		(8,043)	(2,999)
Fair value of plan assets at the end of year	5,016	5,590
Funded status	(78,878)	(123,103)	(147,758)
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated postretirement benefit obligation at beginning of year	128,693	153,169	120,906
Fair value of plan assets at beginning of year	5,590
Service cost	3,698	5,476	4,328
Interest cost	5,694	9,536	9,859
Obligations arising from acquisitions and other	451	510	13,883
Benefits paid	(4,978)	(12,667)	(16,535)
Benefits liabilities reclassified to Accrued expenses and other current liabilities	(1,338)
Expected return on plan assets	(181)	(209)
Actuarial (gain) loss	2,534	(10,958)	13,223
Plan amendments	(1,946)		3,290
Curtailment gain	(1,496)	(8,043)	(2,999)
Translation difference	(47,418)	(8,330)	7,214
Accumulated postretirement benefit obligation at end of year	83,894	128,693	153,169
Fair value of plan assets at the end of year	5,016	5,590
Funded status	78,878	123,103
Plan Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	5,590	5,411
Employer contributions	145	278
Benefits paid	(409)	(1,046)
Expected return on plan assets	181	209
Actuarial (gain) loss	163	535
Plan assets arising from acquisitions			5,411
Translation difference	(654)	203
Fair value of plan assets at the end of year	$ 5,016	$ 5,590	$ 5,411